SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets and Impairment of Long-lived Assets (Details)	12 Months Ended
Dec. 31, 2024
Licenses/permits
Intangible assets
Useful life	15 years
Right-to-use licenses
Intangible assets
Useful life	15 years
Host community agreements
Intangible assets
Useful life	15 years
Trade name / brand
Intangible assets
Useful life	5 years